Selected cash flow information - Schedule of Changes in Non-Cash Operating Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Cash Flow Information [Abstract]
Trade receivables	$ (8.9)	$ (26.4)	$ (12.4)
Inventories	2.2	62.0	27.2
Other current assets	(1.8)	(2.1)	2.8
Accounts payable and accrued liabilities	18.1	(5.6)	(9.5)
Provisions	9.3	(6.7)	5.2
Other	(0.8)	11.4	(2.8)
Change in non-cash operating items	$ 18.1	$ 32.6	$ 10.5